Goodwill and Other Intangible Assets-Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets
Goodwill, impairment loss	$ 900,000
Impairment charges	13,600,000
Amortization of intangible assets	2,200,000	900,000	1,000,000
Weighted Average [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Weighted Average [Member] | Customer Loyalty [Member]
Indefinite-lived Intangible Assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years
Black Hawk Casinos [Member]
Indefinite-lived Intangible Assets
Indefinite-lived intagible assets aquired	2,500,000
Black Hawk Casinos [Member] | Customer Loyalty [Member]
Indefinite-lived Intangible Assets
Finite-lived intangible assets acquired	$ 6,100,000